Business combinations	12 Months Ended
Dec. 31, 2021
Business combinations

5	Business combinations

5.1 Acquisitions in 2021

The preliminary fair values of the identifiable assets acquired and liabilities assumed as of each acquisition date were:

Assets	iClinic	Medicinae	Medical Harbour	Cliquefarma	Shosp	Unifipmoc	Unigranrio	RXPRO
Cash and cash and equivalents	1,659	201	47	1,009	397	6,140	34,755	91
Restrict cash	6,050	-	-	-	-	-	-	-
Trade receivables	1,201	-	159	501	-	34,309	26,622	1,211
Inventories	-	-	-	-	-	-	352	246
Recoverable taxes	72	15	-	-	1	1,295	738	112
Other assets	20	-	2	-	-	702	12,159	366
Right-of-use assets	88	-	-	-	-	52,079	87,265	82
Property and equipment	473	17	34	-	5	24,277	40,775	42
Indemnification assets	1,252	-	-	-	-	7,331	71,669	-
Intangible assets	84,987	4,518	7,359	14,991	4,856	227,534	510,356	6,330
	95,802	4,751	7,601	16,501	5,259	353,667	784,691	8,480
Liabilities
Trade payables	619	-	6	8	1	985	6,197	1,060
Loans and financing	-	-	299	580	-	30,179	5,533	-
Labor and social obligations	1,414	159	4	102	89	5,306	22,854	62
Taxes and contributions payable	77	4	1	307	123	758	94,025	100
Provision for legal proceedings	1,252	-	-	-	-	7,331	71,669	-
Leases liabilities	88	-	-	-	-	52,079	87,265	82
Advances from customers	400	-	35	3	167	10,745	3,387	-
Other liabilities	-	-	-	-	-	5,739	4,878	-
	3,850	163	345	1,000	380	113,122	295,808	1,304
Total identifiable net assets at fair value	91,952	4,588	7,256	15,501	4,879	240,545	488,883	7,176

Preliminary goodwill arising on acquisition	99,168	4,584	4,022	6,588	3,022	87,777	130,073	38,446
Purchase consideration transferred	191,120	9,172	11,278	22,089	7,901	328,322	618,956	45,622
Cash paid	119,620	5,600	5,000	16,166	5,855	328,322	375,670	30,263
Contingent consideration	-	3,572	6,278	2,923	1,592	(*)-	(**)-	10,171
Consideration to be transferred	-	-	-	-	454	-	243,286	76
Paid in shares	71,500	-	-	3,000	-	-	-	5,112
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)	856	117	144	336	188	177	10,990	264
Cash paid net of cash acquired with the subsidiary (included in cash flows from investing activities)	117,961	5,399	4,953	15,157	5,458	322,182	340,915	30,172
Net of cash flow on acquisition	118,817	5,516	5,097	15,493	5,646	322,359	351,905	30,436
*	There are 40 additional seats still pending approval, which, if approved by the Ministry of Education, will result in a potential additional payment of up to R$ 50,000.
**	There are 82 additional seats still pending approval which, if approved by MEC, will result in a potential additional payment of up to R$90,200.

(a) Acquisition of iClinic

On January 21, 2021, Afya Brazil acquired 100% of the share capital of iClinic (comprised by iClinic Participações, iClinic Desenvolvimento and Black River). The aggregate purchase price of R$191,120 is comprised of: (i) 62.6% was paid in cash, and (ii) 37.4% was settled with Afya's shares on the transaction closing date.

iClinic is a SaaS model physician focused technology company and the leading medical practice management software in Brazil. iClinic empower doctors to be more independent and have more control over their careers by digitalizing their daily routine, so they can increase their productivity and deliver better healthcare services. With the acquisition of iClinic to our platform, Afya will make another step to become the one stop shop for physicians in Brazil.

The acquisition of iClinic was accounted for under IFRS 3 – Business Combinations.

Transaction costs to date amount to R$856 and were expensed and are included in general and administrative expenses in the consolidated statement of income.

At the acquisition date, the fair value of the trade receivables acquired equals its carrying amount. Afya Brazil measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of-use assets were measured at an amount equal to the lease liabilities and adjusted to reflect the unfavorable terms of the lease relative to market terms.

The goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. Goodwill is allocated entirely to Digital Services segment. The preliminary goodwill recognized is not expected to be deductible for income taxes purposes.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Developed technology intangible assets

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

From the date of acquisition, iClinic has contributed R$ 16,456 of net revenue and R$ 8,250 of loss before income taxes to the Company. Should the acquisition had taken place at the beginning of the period, net revenue for the period ended December 31, 2021 would have been increased by R$ 1,158 and income before income taxes would have been decreased by R$ 1,320.

(b) Acquisition of Medicinae

On March 25, 2021, Afya Brazil acquired 100% of the total share capital of Medicinae, a leading Brazilian healthcare technology company that specializes in healthcare payments and financial services. The aggregate purchase price of R$9,172 is comprised by: i) R$ 5,600 of which 100% was paid in cash on the transaction closing date; and ii) an earn-out (“contingent consideration”) of up of R$ 4,400 is payable in connection with product development goals for 2021 and revenue achievements for 2022. The contingent consideration of R$3,572 is based on the present value of the obligation considering the facts and circumstances at the acquisition date.

The acquisition will expand Afya’s digital health services, as it offers a unique financial platform that allows healthcare professionals all over Brazil to manage receivables in an efficient and scalable way using FIDC (Receivables Investment Fund).

Medicinae relieves a number of challenges in the healthcare payments industry, as reduces long payment cycles for professionals and consolidates financial information, improving the consumer financial experience. Afya’s intention is to grow the Digital Services segment.

The acquisition of Medicinae was accounted for under IFRS 3 – Business Combinations.

Transaction costs to date amount to R$117 and were expensed and are included in general and administrative expenses in the consolidated statement of income.

At the acquisition date, the fair value of the trade receivables acquired equals its carrying amount.

The goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. Goodwill is allocated entirely to Digital Services segment. The preliminary goodwill recognized is not expected to be deductible for income taxes purposes.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Developed technology intangible assets

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

From the date of acquisition, Medicinae has contributed R$ 359 of net revenue and R$ 1,518 of loss before income taxes to the Company. If the acquisition had taken place at the beginning of the period, net revenue for the period ended December 31, 2021 would have been increased by R$ 105 and income before income taxes would have been decreased by R$ 113.

(c) Acquisition of Medical Harbour

On April 8, 2021, Afya Brazil acquired 100% of the total share capital of Medical Harbour, which offers educational health and medical imaging solutions through an interactive platform for anatomical study, 3D virtual dissection and analysis of medical images, which allow the exploration, and knowledge of human anatomy with digital resources. The aggregate purchase price of R$11,278 is comprised by: i) R$ 5,000 of which 100% was paid in cash on the transaction closing date; and ii) an earn-out (“contingent consideration”) of up to R$ 9,000 is payable in connection with product development goals for 2021 and 2022 and revenue achievements for 2023. The contingent consideration of R$6,278 is based on the present value of the obligation considering the facts and circumstances at the acquisition date.

This acquisition enables Afya to start providing a high quality solution to study the human body, allowing efficient classes and remote practical sessions with greater student acceptance and scalability. Additionally, Afya will be able to distribute Medical Harbour solutions to all of its ecosystem, creating B2C and B2B growth opportunities.

The acquisition of Medical Harbour was accounted for under IFRS 3 – Business Combinations.

Transaction costs to date amount to R$144 and were expensed and are included in general and administrative expenses in the consolidated statement of income.

At the acquisition date, the fair value of the trade receivables acquired equals its carrying amount.

The goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. Goodwill is allocated entirely to Digital Services segment. The preliminary goodwill recognized is not expected to be deductible for income taxes purposes.

The Company has not yet finalized the valuation of all identifiable assets acquired and liabilities assumed in the business combination of Medical Harbour and therefore some of these amounts are preliminary. These amounts may be adjusted when the valuations are finalized.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Developed technology intangible assets

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

From the date of acquisition, Medical Harbour has contributed R$ 484 of net revenue and R$ 1,945 of loss before income taxes to the Company. Should the acquisition had taken place at the beginning of the period, net revenue for the period ended December 31, 2021 would have been increased by R$ 268 and income before income taxes would have been increased by R$ 127.

(d) Acquisition of Cliquefarma

On April 16, 2021, Afya Brazil acquired 100% of the total share capital of Cliquefarma, a healthtech company operating a free-to-use website that tracks prescription drugs, cosmetics and personal hygiene product prices in Brazil. The aggregate purchase price of R$ 22,089 is comprised by: (i) R$ 16,166 paid in cash; (ii) R$3,000 settled with Afya's shares on the transaction closing date; and (iii) an earn-out (“contingent consideration”) of R$ 3,000 is payable in relation to product development. The contingent consideration of R$2,923 is based on the present value of the obligation considering the facts and circumstances at the acquisition date.

Users of Cliquefarma can easily search for medications or healthcare products and compare prices from over 15,000 pharmacies in Brazil. The traffic generated is monetized through a cost-per-click model, where drugstores pay for each click on their advertisements, a cost-per-acquisition, where drugstores pay for each concluded sale.

The acquisition of Cliquefarma will enhance the Digital Services segment, creating the opportunity to leverage traffic and GMV with prescriptions generated from Afya’s physician ecosystem.

The acquisition of Cliquefarma was accounted for under IFRS 3 – Business Combinations.

Transaction costs to date amount to R$336 and were expensed and are included in general and administrative expenses in the consolidated statement of income.

At the acquisition date, the fair value of the trade receivables acquired equals its carrying amount.

The goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. Goodwill is allocated entirely to Digital Services segment. The preliminary goodwill recognized is not expected to be deductible for income taxes purposes.

The Company has not yet finalized the valuation of all identifiable assets acquired and liabilities assumed in the business combination of Cliquefarma and therefore some of these amounts are preliminary. These amounts may be adjusted when the valuations are finalized.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Developed technology intangible assets

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

From the date of acquisition, Cliquefarma has contributed R$ 3,268 of net revenue and R$ 1,752 of income before income taxes to the Company. Should the acquisition had taken place at the beginning of the period, net revenue for the period ended December 31, 2021 would have been increased by R$ 1,435 and income before income taxes would have been increased by R$ 926.

(e) Acquisition of Shosp

On May 13, 2021, Afya Brazil acquired 100% of the total share capital of Shosp, a clinical management software that offers all functionalities needed for clinics all over Brazil to manage their financials, patients appointments, medical records, marketing, and others. Afya’s intention is to reinforce the Digital Services operating segment. The aggregate purchase price of R$7,901 is comprised by: i) R$ 5,855 was paid in cash; ii) R$ 454 of consideration to be transferred; and iii) an earn-out (“contingent consideration”) of up to R$ 1,793 is payable in relation to product development. The contingent consideration of R$1,592 is based on the present value of the obligation considering the facts and circumstances at the acquisition date.

The acquisition of Shosp was accounted for under IFRS 3 – Business Combinations.

Transaction costs to date amount to R$188 and were expensed and are included in general and administrative expenses in the consolidated statement of income.

At the acquisition date, the fair value of the trade receivables acquired equals its carrying amount.

The goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. Goodwill is allocated entirely to Digital Services segment. The preliminary goodwill recognized is not expected to be deductible for income taxes purposes.

The Company has not yet finalized the valuation of all identifiable assets acquired and liabilities assumed in the business combination of Shosp and therefore some of these amounts are preliminary. These amounts may be adjusted when the valuations are finalized.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Developed technology intangible assets

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

From the date of acquisition, Shosp has contributed R$ 1,376 of net revenue and R$ 448 of income before income taxes to the Company. Should the acquisition had taken place at the beginning of the period, net revenue for the period ended December 31, 2021 would have been increased by R$ 306 and income before income taxes would have been decreased by R$ 82.

(f) Acquisition of UNIFIPMoc

On June 1, 2021, Afya Brazil acquired 100% of the total share capital of Sociedade Padrão de Educação Superior Ltda. (“UNIFIPMoc”). The aggregate purchase price is R$ 328,322 and the total amount was paid in cash. There are 40 additional seats still pending approval, which, if approved by the Ministry of Education, will result in a potential additional payment of up to R$ 50,000. Given the future event that will trigger the potential payout is not under the Company’s control, the probability of such payout cannot be reliably estimated and thus the contingent consideration was not measured at acquisition date. Should the additional seats be approved it will result in additional licenses, which will be measured accordingly if and when approved.

UNIFIPMoc is a post-secondary education institution with government authorization to offer on-campus, undergraduate courses in medicine in the states of Minas Gerais and Bahia. The acquisition is in line with the Company’s strategy to focus on medical education, including medical school.

The acquisition of UNIFIPMoc was accounted for under IFRS 3 – Business Combinations.

Transaction costs to date amount to R$177 and were expensed and are included in general and administrative expenses in the consolidated statement of income.

At the acquisition date, the fair value of the trade receivables acquired equals its carrying amount.

The goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. Goodwill is allocated entirely to Undergrad segment. The preliminary goodwill recognized is not expected to be deductible for income taxes purposes.

The Company has not yet finalized the valuation of all identifiable assets acquired and liabilities assumed in the business combination of UnifipMoc and therefore some of these amounts are preliminary. These amounts may be adjusted when the valuations are finalized.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Licenses

With-and-without method

The with-and-without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

The valuation technique for property and equipment consists of determining the fair value of an asset by using methodologies like replacement costs, market value, remaining useful life and physical depreciation.

From the date of acquisition, UNIFIPMoc has contributed R$ 69,887 of net revenue and R$ 19,458 of income before income taxes to the Company. Should the acquisition had taken place at the beginning of the period, net revenue for the period ended December 31, 2021 would have been increased by R$ 46,150 and income before income taxes would have been increased by R$ 12,847.

(g) Acquisition of UNIGRAN

On August 4, 2021, Afya Brazil acquired 100% of the total share capital of Companhia Nilza Cordeiro Herdy de Educação e Cultura, Instituto de Ensino Superior de Palhoça S/S Ltda., Sociedade Educacional de Palhoça S/S Ltda., and Policlínica e Centro de Estética Duque de Caxias Ltda. (combined denominated “Unigranrio”). The aggregate original purchase price of R$ 626,116 of which 60% was paid in cash on the transaction closing date, and 40% is payable in cash in four equal installments through 2022 to 2025, adjusted by the CDI rate, was adjusted by R$7,160, because of the actual net debt, to R$618,956. There are 82 additional seats still pending approval which, if approved by MEC, will result in a potential additional payment of up to R$90,200. Given the future event that will trigger the potential payout is not under the Company’s control, the probability of such payout cannot be reliably estimated and thus the contingent consideration was not measured at acquisition date. Should the additional seats be approved it will result in additional licenses, which will be measured accordingly if and when approved.

Unigranrio is a post-secondary education institution with governmental authorization to offer on-campus, undergraduate degrees and graduate programs in medicine and health, as well as other courses, in the State of Rio de Janeiro and Santa Catarina

The acquisition of Unigranrio was accounted for under IFRS 3 – Business Combinations.

Transaction costs to date amount to R$10,990 and were expensed and are included in general and administrative expenses in the consolidated statement of income.

At the acquisition date, the fair value of the trade receivables acquired equals its carrying amount.

The goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. Goodwill is allocated entirely to Undergrad segment. The preliminary goodwill recognized is not expected to be deductible for income taxes purposes.

The Company has not yet finalized the valuation of all identifiable assets acquired and liabilities assumed in the business combination of Unigranrio and therefore some of these amounts are preliminary. These amounts may be adjusted when the valuations are finalized.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Licenses

With-and-without method

The with-and-without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

The valuation technique for property and equipment consists of determining the fair value of an asset by using methodologies like replacement costs, market value, remaining useful life and physical depreciation.

From the date of acquisition, Unigranrio has contributed R$ 123,369 of net revenue and R$ 33,450 of income before income taxes to the Company. Should the acquisition had taken place at the beginning of the period, net revenue for the period ended December 31, 2021 would have been increased by R$ 150,456 and income before income taxes would have been increased by R$ 22,191.

(h) Acquisition of RXPRO

On October 1, 2021, Afya Brazil acquired 100% of RX PRO, comprised of (i) RX PRO Soluções de Tecnologia Ltda. and (ii) RX PRO LOG Transporte e Logistica Ltda..Soluções de Tenologia Ltda. RX PRO consists of a solution that connects physicians with the pharmaceutical industry, providing specialized and personalized marketing for those companies, in a more convenient way for physicians. Afya’s intention is to reinforce the Digital Services operating segment. The aggregate purchase price of R$45,622 is comprised by: i) R$ 30,263 was paid in cash; ii) R$ 76 to be paid as price adjustment, iii) R$5,112 settled with Afya's treasury shares on the transaction closing date; and (iv) an earn-out (“contingent consideration”) of R$ 21,000 is payable in relation to revenue achievements. The contingent consideration of R$10,171 is based on the present value of the obligation considering the facts and circumstances at the acquisition date.

The acquisition of RXPRO was accounted for under IFRS 3 – Business Combinations.

Transaction costs to date amount to R$264 and were expensed and are included in general and administrative expenses in the consolidated statement of income.

At the acquisition date, the fair value of the trade receivables acquired equals its carrying amount.

The goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. Goodwill is allocated entirely to Digital Services segment. The preliminary goodwill recognized is not expected to be deductible for income taxes purposes.

The Company has not yet finalized the valuation of all identifiable assets acquired and liabilities assumed in the business combination of RXPRO and therefore some of these amounts are preliminary. These amounts may be adjusted when the valuations are finalized.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Developed technology intangible assets

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

From the date of acquisition, RXPRO has contributed R$ 907 of net revenue and R$ 984 of loss before income taxes to the Company. Should the acquisition had taken place at the beginning of the period, net revenue for the period ended December 31, 2021 would have been increased by R$ 3,155 and income before income taxes would have been decreased by R$ 325.

5.2 Acquisitions in 2020

The fair values of the identifiable assets acquired and liabilities assumed as of each acquisition date were:

	UniRedentor*	UniSL**	PEBMED	FESAR	MedPhone	FCMPB
Assets
Cash and cash and equivalents	11,796	3,245	1,119	4,236	60	100
Trade receivables	4,800	21,567	7,984	-	-	8,148
Inventories	-	467	-	-	-	-
Recoverable taxes	3	822	-	-	-	-
Other assets	2,486	7,251	161	42	9	123
Indemnification assets	710	12,645	12,350	6,871	-	-
Right-of-use assets	10,265	42,062	865	-	-	23,663
Property and equipment	4,207	19,144	391	23,176	-	962
Intangible assets	142,399	314,097	60,372	167,106	3,727	264,782
	176,666	421,300	83,242	201,431	3,796	297,778
Liabilities
Trade payables	746	3,554	9,024	143	-	173
Loans and financing	16,187	58,541	-	1,087	-	-
Lease liabilities	10,265	42,062	865	-	-	23,663
Labor and social obligations	4,471	8,070	1,786	1,801	-	3,832
Taxes payable	850	5,779	1,210	29	2	5
Provision for legal proceedings	710	12,645	12,350	6,871	-	-
Advances from customers	10,994	6,084	9,312	759	-	1,781
Notes payable	-	80,526	-	-	-	-
Other liabilities	-	14,754	-	-	228	-
	44,223	232,015	34,547	10,690	230	29,454
Total identifiable net assets at fair value	132,443	189,285	48,695	190,741	3,566	268,324
Goodwill arising on acquisition	77,662	4,420	84,175	71,664	2,843	110,483
Purchase consideration transferred	210,105	193,705	132,870	262,405	6,409	378,807
Cash paid	114,607	141,065	115,339	260,836	6,373	189,913
Payable in installments	95,498	52,640	-	1,569	36	188,894
Paid in Afya Brazil’s shares	-	-	17,531	-	-	-
Analysis of cash flows on acquisition:
Transaction costs (included in cash flows from operating activities)	1,380	1,666	613	2,047	158	721
Cash paid, net of cash acquired with the subsidiary (included in cash flows from investing activities)	102,811	137,820	114,220	256,600	6,313	189,813
Net of cash flow on acquisition	104,191	139,486	114,833	258,647	6,471	190,534

*	During the measurement period, the goodwill for the acquisition of UniRedentor was adjusted to R$77,662 as a result of an increase of intangible assets to R$142,399 and a purchase price consideration adjustment of R$ 4,503.

**	During the measurement period, the goodwill for the acquisition of UniSL was adjusted to R$4,420 as a result of (i) a purchase consideration decrease of R$7,816 and (ii) adjustments increasing intangible assets to R$ 314,097 and a decrease in property and equipment of R$7.

(a) Acquisition of UniRedentor

On January 31, 2020, Afya Brazil acquired 100% of the share capital of UniRedentor. The original purchase price of R$214,608, was adjusted by R$4,503 and was comprised by: i) R$114,607 paid in cash on the acquisition date; and ii) R$100,000 is payable in five equal installments from January 2021 to July 2024, adjusted by the CDI rate. The purchase consideration adjustment of R$4,503 was deducted from the first installment due in January 2021.

UniRedentor is a post-secondary education institution with governmental authorization to offer on-campus, undergraduate degrees and graduate programs in medicine and health, as well as other courses, in the State of Rio de Janeiro. The acquisition contributed with 112 medical school seats, with a potential 44 additional medical school seats subject to the approval by MEC and is in line with the Company’s strategy to focus on medical education, including medical school.

The acquisition of UniRedentor was accounted for under IFRS 3 – Business Combinations.

Transaction costs to date amount to R$1,380 and were expensed and are included in general and administrative expenses in the consolidated statement of income.

At the acquisition date, the fair value of the trade receivables acquired equals its carrying amount. Afya Brazil measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of-use assets were measured at an amount equal to the lease liabilities and adjusted to reflect the unfavorable terms of the lease relative to market terms.

The goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. Goodwill is allocated entirely to Undergrad segment. The goodwill recognized is not expected to be deductible for income taxes purposes.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Licenses

With-and-without method

The with-and-without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

UniRedentor contributed R$ 96,065 of net revenue and R$ 30,952 of income before income taxes to the Company in 2020. If the acquisition had taken place at the beginning of the period, net revenue for 2020 would have been increased by R$ 5,931 and income before income taxes for 2020 would have been increased by R$ 321.

(b) Acquisition of UniSL

On May 5, 2020, Afya Brazil acquired 100% of the total share capital of UniSL. UniSL is a post-secondary education institution with governmental authorization to offer on-campus, undergraduate courses in medicine and health, as well as other courses, in the State of Rondônia. The original purchase consideration of R$201,521 was adjusted by R$7,816, of which: (i) 70% is payable in cash on the transaction closing date, and (ii) 30% is payable in cash in three equal installments through 2023, adjusted by the CDI rate. The purchase consideration adjustment of R$7,816 was deducted from the first installment due in May 2021.

The acquisition contributed with 182 medical school seats. There are 100 additional seats still pending approval which, if approved by MEC, will result in a potential additional payment of up to R$80,000, adjusted by the CDI rate.

Given the future event that will trigger the potential payout is not under the Company’s control, the probability of such payout cannot be reliably estimated and thus the contingent consideration was not measured at acquisition date. Should the additional seats be approved it will result in additional licenses, which will be measured accordingly if and when approved.

The acquisition of UniSL was accounted for under IFRS 3 – Business Combinations.

Transaction costs to date amount to R$1,666 and were expensed and are included in general and administrative expenses in the consolidated statement of income.

At the acquisition date, the fair value of the trade receivables acquired equals its carrying amount. Afya Brazil measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of-use assets were measured at an amount equal to the lease liabilities and adjusted to reflect the unfavorable terms of the lease relative to market terms.

The goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. Goodwill is allocated entirely to Undergrad segment. The goodwill recognized is not expected to be deductible for income taxes purposes.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Licenses

With-and-without method

The with-and-without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

UniSL contributed R$ 113,894 of net revenue and R$ 30,649 of income before income taxes to the Company in 2020. If the acquisition had taken place at the beginning of the period, net revenue for 2020 would have been increased by R$ 57,477 and income before income taxes for 2020 would have been increased by R$ 9,455.

(c) Acquisition of PEBMED

On July 20, 2020, Afya Brazil acquired 100% of the share capital of PEBMED. The original purchase price of R$ 132,900 was adjusted by R$ 30 and was comprised by: i) R$115,339 paid in cash on the acquisition date; and ii) R$ 17,531 was paid with Afya Brazil’s shares which were afterwards contributed to the Company in exchange of issuance of 141,976 of its own shares.

PEBMED offers content and clinical tools for healthcare professionals, including web portals and mobile apps. With the integration of PEBMED into our platform, Afya will continue to expand offerings for the medical professionals.

The acquisition of PEBMED was accounted for under IFRS 3 – Business Combinations.

Transaction costs to date amount to R$ 613 and were expensed and are included in general and administrative expenses in the consolidated statement of income.

At the acquisition date, the fair value of the trade receivables acquired equals its carrying amount. Afya Brazil measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of-use assets were measured at an amount equal to the lease liabilities and adjusted to reflect the unfavorable terms of the lease relative to market terms.

The goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. Goodwill is allocated entirely to Digital Services segment. The goodwill recognized is not expected to be deductible for income taxes purposes.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Developed technology intangible assets

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

PEBMED contributed R$ 17,535 of net revenue and R$ 3,413 of income before income taxes to the Company in 2020. If the acquisition had taken place at the beginning of the period, net revenue for 2020 would have been increased by R$ 17,452 and income before income taxes for 2020 would have been increased by R$ 1,813.

(d) Acquisition of FESAR

On November 3, 2020, Afya Brazil acquired 100% of the share capital of FESAR. The aggregate purchase price was R$260,836, including the CDI rate adjustment from the signing date and the real state of the operation, estimated at R$ 17,397, of which 100% was paid in cash on the closing of the operation. The purchase consideration was adjusted by R$1,569 and was paid on February 25, 2021.

FESAR is a post-secondary education institution with government authorization to offer on-campus, undergraduate courses in medicine and health, as well as other courses, in the State of Pará and medical course represents 70% of its 2019’s net revenue. The acquisition contributed with 120 medical school seats.

The acquisition of FESAR was accounted for under IFRS 3 – Business Combinations.

Transaction costs to date amount to R$2,047 and were expensed and are included in general and administrative expenses in the consolidated statement of income.

At the acquisition date, the fair value of the trade receivables acquired equals its carrying amount.

The goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. Goodwill is allocated entirely to Undergrad segment. The goodwill recognized is not expected to be deductible for income taxes purposes.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Licenses

With-and-without method

The with-and-without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

FESAR contributed R$ 6,280 of net revenue and R$ 3,751 of income before income taxes to the Company in 2020. If the acquisition had taken place at the beginning of the period, net revenue for 2020 would have been increased by R$ 29,113 and income before income taxes for 2020 would have been increased by R$ 14,918.

(e) Acquisition of MedPhone

On November 4, 2020, Afya Brazil acquired 100% of the share capital of MedPhone. The net purchase price was R$6,373 of which 100% was paid in cash on the closing of the operation. The purchase price was adjusted to R$6,409, this price adjustment of R$ 36 was paid on February 2, 2021.

MedPhone is a clinical decision and leaflet consultation app in Brazil, that helps physicians, medical students and other healthcare professionals to make faster and more accurate decisions on a daily basis.

The acquisition of MedPhone was accounted for under IFRS 3 – Business Combinations.

Transaction costs to date amount to R$158 and were expensed and are included in general and administrative expenses in the consolidated statement of income.

There are no trade receivables, right of use assets or lease liabilities associated with the acquisition of MedPhone.

The goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. Goodwill is allocated entirely to Digital Services segment. The goodwill recognized is not expected to be deductible for income taxes purposes.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Developed technology intangible assets

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

Medphone contributed R$ 49 of net revenue and R$ 57 of loss before income taxes to the Company in 2020. If the acquisition had taken place at the beginning of the period, net revenue for 2020 would have been increased by R$ 142 and income before income taxes for 2020 would have been increased by R$ 46.

(f) Acquisition of FCMPB

On November 9, 2020, Afya Brazil acquired 100% of the share capital of FCMPB. The total net purchase price of R$379,913 was adjusted to R$378,807 and is comprised of (i) R$189,913 paid in cash on the transaction closing date, and (ii) R$188,894 is payable in cash in four equal installments through 2024, adjusted by the CDI rate.

FCMPB is a post-secondary education institution with government authorization to offer on-campus, undergraduate courses in the State of Paraíba and medical course represents 99% of its 2019’s net revenue. The acquisition contributed with 157 medical school seats

The acquisition of FCMPB was accounted for under IFRS 3 – Business Combinations.

Transaction costs to date amount to R$721 and were expensed and are included in general and administrative expenses in the consolidated statement of income.

At the acquisition date, the fair value of the trade receivables acquired equals its carrying amount. Afya Brazil measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of-use assets were measured at an amount equal to the lease liabilities and adjusted to reflect the unfavorable terms of the lease relative to market terms.

The goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. Goodwill is allocated entirely to Undergrad segment. The goodwill recognized is not expected to be deductible for income taxes purposes.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Licenses

With-and-without method

The with-and-without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

FCMPB contributed R$ 10,509 of net revenue and R$ 3,570 of income before income taxes to the Company in 2020. FCMPB was constituted through a spin-off recently in August, 2020 and there is no information before this period to be presented.